Preparation of financial statements	9 Months Ended
Sep. 30, 2022
Preparation of financial statements
Preparation of financial statements

1. Preparation of financial statements

Our condensed consolidated interim financial statements include the accounts of voxeljet AG and its wholly-owned subsidiaries voxeljet America Inc. (‘voxeljet America’) and voxeljet India Pvt. Ltd. (‘voxeljet India’), as well as voxeljet China Co. Ltd. (‘voxeljet China’), which are collectively referred to herein as the ‘Group’ or the ‘Company’, which is listed on the NASDAQ Capital Market (‘NASDAQ’). The liquidation of voxeljet UK Ltd. (‘voxeljet UK’), our UK subsidiary, was finalized on February 17, 2022, upon submission of final account by liquidators to the Companies House, the affairs of voxeljet UK were fully wound up. Therefore, voxeljet UK accounts were deconsolidated in the first quarter of 2022.

On June 15, 2022, the shareholders of voxeljet China approved the increase of registered capital of voxeljet China from RMB 20,000,000 to RMB 52,250,000 and the increase of total investment of voxeljet China from RMB 40,000,000 to RMB 130,625,000 (the ‘Capital Increase’). After the Capital Increase, voxeljet AG owns 88.52% of voxeljet China and is entitled to nominate three directors, while each of MK Holding GmbH and Mr. Jin Tianshi owns 5.74% of voxeljet China and is entitled to nominate one director.

The condensed consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34. The condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021. The results of operations for the three and nine months ended September 30, 2022, are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2022.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after December 31, 2021.

Standard	Effective date	Descriptions
IFRS 3	01/2022	Reference to the Conceptual Framework
IAS 16	01/2022	Proceeds before intended use
IAS 37	01/2022	Onerous contracts – Cost of Fulfilling a Contract
IFRS 1, IFRS 9, IFRS 16 and IAS 41	01/2022	Annual Improvements to IFRS Standards 2018–2020 (IFRS 1, IFRS 9, IFRS 16 and IAS 41)
IFRS 17	01/2023	Amendments to IFRS 17 Insurance Contracts
IAS 1	01/2023	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)
IAS 1	01/2023	Amendment to IAS 1 - Disclosure of Accounting Policies
IAS 8	01/2023	Amendment to IAS 8 - Definition of Accounting Estimate
IAS 12	01/2023	Amendments to IAS 12 - Deferred Taxes in connection with Assets and Liabilities arising from a single transaction
IFRS 17 and IFRS 9	01/2023	Initial Application of IFRS 17 and IFRS 9―Comparative Information (Amendment to IFRS 17)

The adoption of standards effective 01/2022 did not have a material impact on the interim financial statements as of and for the three and nine months ended September 30, 2022. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2023 or later will have on its financial statements, but does not expect they will have a significant impact.

The condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2022 and 2021 were authorized for issue by the Management Board on November 17, 2022.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the nine months ended September 30, 2022, full year 2021, 2020 and 2019 amounting to kEUR 11,254, kEUR 10,586, kEUR 15,481 and kEUR 13,978, respectively. Additionally, voxeljet had negative cash flows from operating activities in the nine months ended September 30, 2022, full year 2021, 2020 and 2019 of kEUR 7,399, kEUR 6,537, kEUR 6,598, kEUR 6,592, respectively, mainly due to continuous net losses.

During 2021, in January, February and July, the Company successfully completed three registered direct offerings and sales of a total of 2,190,711 ADSs, which provided voxeljet with total gross proceeds of approximately USD 32.0 million (€ 26.6 million) before deducting fees and expenses. Further, on October 13, 2022, the Company announced that it has successfully completed another registered direct offering and sale of 1,279,070 ordinary shares in the form of ADSs at a purchase price of USD 3.44 (EUR 3.60) per share. The gross proceeds of the offering amounted to approximately USD 4.4 million (EUR 4.6 million). Those capital increases improved the Company’s liquidity as well as equity ratio significantly.

Further, on August 11, 2022, management initiated a sale and leaseback of voxeljet AG’s properties located in Germany with the investor IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH. Under this agreement, voxeljet was entitled to receive proceeds from the sale amounting to € 26.5 million and to enter into a long-term lease contract. Simultaneously, on August 11, 2022, voxeljet initiated the full settlement of the Finance Contract entered into with the European Investment Bank (the ‘EIB’), dated November 9, 2017 (the ‘Finance Contract’) including the repayment of tranche A and B1, including all interests for a fixed amount of € 22.0 million. In addition, the Company initiated the early settlement of certain loans related to the sold properties, which were granted by Sparkasse Schwaben-Bodensee, Germany (formerly Kreissparkasse Augsburg) with a settlement amount of approximately € 3.1 million.

The closing process of the transaction, which has been started through the initiation of the sale and leaseback at the notary on August 11, 2022, has been successfully finalized on October 31, 2022. The closing included the receipt of the proceeds from the investor, the settlements with EIB and Sparkasse Schwaben-Bodensee and the following release of land charges as well as the commencement of the long-term lease contract. These steps further improved voxeljet’s liquidity and moreover released the Company from all covenants in the Finance Contract, including a Minimum Cash/Cash Equivalents requirement (the “Minimum Cash Covenant”), which provides significantly greater financial flexibility for voxeljet.

In spite of this success, according to the Company’s current liquidity forecasts, the Group will require further funding in early 2023 to maintain its operations. Therefore, management is taking steps to raise additional funds which may include debt or equity financing, not without mentioning that there can be no assurance that voxeljet will be able to raise further funds on terms favorable to the Company, if at all. The steps already initiated by management include several meetings with potential new as well as existing investors and banks, which have taken place in late October 2022 in New York City. The overall feedback was positive and different parties indicated that there is serious interest for participations in further capital increases from both, new as well as existing investors.

The ongoing conflict between Russia and Ukraine raises further risks and uncertainties. The heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends could impact voxeljet’s ability to conduct its business as planned. A spill-over of the conflict to neighboring countries, the European Union or NATO members, could result into further adverse impacts on the Company’s business, such as a drop in market demand, price increases for raw materials and energy or delays in the global supply chain.

These events and conditions described above raise material uncertainties that may cast significant doubt upon voxeljet’s ability to continue as a going concern. Despite the ongoing losses, reduced cash flow and cash facilities as well as the financial obligations becoming due, management assumes that voxeljet will continue as a going concern. However, while management assumes of continuing as a going concern, the going concern is dependent upon management and the Company being successful in:

-	achievement of budgeted sales, and
-	successful fund raising in form of equity or debt

Those assumptions are included in the Company’s current liquidity forecasts, and management believes that the Company has the ability to meet its financial obligations for at least the next 12 months from the authorization for issuance of these condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2022 by the Management Board on November 17, 2022 and therefore continues as a going concern.

Correction of error

In the third quarter of 2022, the Company corrected the other comprehensive income (loss) that may be reclassified subsequently to profit or loss, which was misstated in the first quarter of 2022, relating to reclassification of foreign currency translation reserve to profit and loss accounts on deconsolidation of voxeljet UK amounting to kEUR 1,475, related to the finalization of the wind-up on February 17, 2022.

As a result, the amount of other comprehensive loss that may be reclassified subsequently to profit or loss for the first quarter of 2022 and for the six months ended June 30, 2022 was increased. Accordingly, total comprehensive loss as of March 31, 2022 and June 30, 2022 amounts to kEUR 2,316, (thereof kEUR 2,251 attributable to the owners of the Company and kEUR 65 attributable to non-controlling interest) and kEUR 4,323 (thereof kEUR 4,282 attributable to the owners of the Company and kEUR 41 attributable to non-controlling interest), respectively.